Interest and Other Expense, Net - Interest and Other Expense, Net (Detail) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2025		Sep. 30, 2024	Sep. 30, 2023
Other Income and Expenses [Abstract]
Interest income	[1]	$ (9,154)		$ (17,453)	$ (21,248)
Interest expense	[1]	42,436		34,892	23,093
Foreign exchange loss	[2]	5,932		13,212	12,057
Other, net		792		(6,886)	(3,727)
Total		$ 38,422	[3]	$ 37,537	$ 17,629

[1]	The net change in interest expense net of interest income, is primarily attributable to lower level cash balance. Interest expense also includes certain fees and for further details, please see Note 13 to the consolidated financial statements.
[2]	The Foreign exchange loss is primarily attributable to volatility of certain currencies’ exchange rates as well as to the cost of executing our hedging policy.
[3]	or further details see Note 22 "Segment Information and Revenue from Significant Customers".